LEASE LIABILITY (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
LEASE LIABILITY
Additions	$ 1,910
Interest expense	7
Lease payments	(10)
Ending balance	1,907
Leasehold property
LEASE LIABILITY
Additions	1,910
Interest expense	7
Lease payments	(10)
Ending balance	$ 1,907